Commissions Expense (Tables)	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Summary of Commissions Expense

Composition	12/31/2021	12/31/2020	12/31/2019
Commissions related to debt securities	1,921
Commissions related to trading and foreign exchange transactions	153,022	177,385	315,682
Commissions paid ATM exchange	2,367,455	1,906,525	1,596,637
Checkbooks commissions and clearing houses	632,278	610,483	684,690
Credit cards and foreign trade commissions	376,275	395,825	711,318

Total	3,530,951	3,090,218	3,308,327